                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number   811-04983
                                     -------------------------------------------

                  Van Kampen Pennsylvania Tax Free Income Fund
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
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   (Address of principal executive offices)                      (Zip code)

                                Amy Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                     ---------------------------

Date of fiscal year end:    9/30
                            ------------------

Date of reporting period:   7/1/05-6/30/06
                            ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04983
Reporting Period: 07/01/2005 - 06/30/2006
Van Kampen Pennsylvania Tax Free Income Fund







The Registrant held no securities during the period July 1, 2005 through June 30, 2006 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Pennsylvania Tax Free Income Fund
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By  (Signature and Title)                   /s/ Ronald E. Robison
                             ---------------------------------------------------
                                              Ronald E. Robison

                                President and Principal Executive Officer
                             ---------------------------------------------------



Date   August 28, 2006
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